Fair Value Measurement - Summary of Activities Related to Fair Value of the Loans Acquired or Purchased (Details) - Loans At Fair Value - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of loans acquired/purchased at beginning of the year (Level 3)		¥ 420,483	¥ 352,672
Fair value at inception of loans acquired/purchased		4,592,538	5,154,833
Cash collection		(4,923,343)	(5,120,379)
Change in fair value	[1]	¥ 310,007	¥ 61,309
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of financial guarantee derivative and loan at fair value	Change in fair value of financial guarantee derivative and loan at fair value
Disposal		¥ (39,995)	¥ (27,952)
Fair value of loans acquired/purchased at end of the year (Level 3)		¥ 359,690	¥ 420,483

[1]	Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value ” on the Consolidated Statements of Operations.